Financial Instruments and Risk Management - Financial Derivative Contracts (Details)	Dec. 31, 2021 usdPerBbl bblPerDay $ / MMBTU gigajoulesPerDay cadPerGigajoules mmbtuPerDay
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	10.00
Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	70.00
Oil Basis Swap Jan 2022 to December 2022
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	12,000
Oil Basis Swap Jan 2022 to December 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	12.40
Oil Basis Swap Jan 2022 to December 2022 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	4,000
Oil Basis Swap Jan 2022 to December 2022 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	4.43
Oil Basis Swap February 2022 to June 2022
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Basis Swap February 2022 to June 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.00
Oil Basis Swap March 2022 To December 2022
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Basis Swap March 2022 To December 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.88
Oil Fixed Sell Jan 2022 to December 2022
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	10,000
Oil Fixed Sell Jan 2022 to December 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	53.50
Oil Three-Way Option Jan 2022 To Dec 2022
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,500
Oil Three-Way Option Jan 2022 To Dec 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	40.00
Oil Three-Way Option Jan 2022 To Dec 2022 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Oil Three-Way Option Jan 2022 To Dec 2022 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	58.10
Oil Three-Way Option Jan 2022 To Dec 2022 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Three-Way Option Jan 2022 To Dec 2022 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	46.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 1 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	56.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 1 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.72
Oil Three-Way Option Jan 2022 To Dec 2022 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Three-Way Option Jan 2022 To Dec 2022 - 2 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	47.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 2 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	57.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 2 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	67.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 3
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Three-Way Option Jan 2022 To Dec 2022 - 3 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 3 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 3 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	70.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 4
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Three-Way Option Jan 2022 To Dec 2022 - 4 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	53.00
Oil Three-Way Option Jan 2022 To Dec 2022 - 4 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	63.50
Oil Three-Way Option Jan 2022 To Dec 2022 - 4 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	72.90
Oil Three-Way Option Jan 2023 To Dec 2023 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Three-Way Option Jan 2023 To Dec 2023 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	55.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 1 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 1 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	84.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Three-Way Option Jan 2023 To Dec 2023 - 2 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 2 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	75.00
Oil Three-Way Option Jan 2023 To Dec 2023 - 2 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	91.54
Natural Gas Fixed-Sell Jan 2022 to Dec 2022
Disclosure of detailed information about financial instruments [line items]
Volume | gigajoulesPerDay	5,000
Natural Gas Fixed-Sell Jan 2022 to Dec 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | cadPerGigajoules	2.53
Natural Gas Fixed-Sell Jan 2022 to Dec 2022 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | gigajoulesPerDay	14,250
Natural Gas Fixed-Sell Jan 2022 to Dec 2022 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | cadPerGigajoules	2.84
Natural Gas Fixed-Sell Jan 2022 to Dec 2022 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	1,000
Natural Gas Fixed-Sell Jan 2022 to Dec 2022 - 2 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	2.94
Natural Gas Three Way Option Jan 2022 to Dec 2022
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	2,500
Natural Gas Three Way Option Jan 2022 to Dec 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.25
Natural Gas Three Way Option Jan 2022 to Dec 2022 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.75
Natural Gas Three Way Option Jan 2022 to Dec 2022 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.06
Natural Gas Three Way Option Jan 2022 to Dec 2022-1
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	1,500
Natural Gas Three Way Option Jan 2022 to Dec 2022-1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.60
Natural Gas Three Way Option Jan 2022 to Dec 2022-1 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.91
Natural Gas Three Way Option Jan 2022 to Dec 2022-1 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.56
Natural Gas Three Way Option Jan 2022 to Dec 2022-2
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	2,500
Natural Gas Three Way Option Jan 2022 to Dec 2022-2 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.60
Natural Gas Three Way Option Jan 2022 to Dec 2022-2 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.00
Natural Gas Three Way Option Jan 2022 to Dec 2022-2 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.83
Natural Gas Three Way Option Jan 2022 to Dec 2022 -3
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	2,500
Natural Gas Three Way Option Jan 2022 to Dec 2022 -3 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.65
Natural Gas Three Way Option Jan 2022 to Dec 2022 -3 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.90
Natural Gas Three Way Option Jan 2022 to Dec 2022 -3 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	3.40
Natural Gas Three Way Option Jan 2022 to Dec 2022 -4
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	2,500
Natural Gas Three Way Option Jan 2022 to Dec 2022 -4 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	3.00
Natural Gas Three Way Option Jan 2022 to Dec 2022 -4 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	3.75
Natural Gas Three Way Option Jan 2022 to Dec 2022 -4 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	4.40